Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Provision for Income Tax

The consolidated provision for income taxes consists of the following:

	2016	2015	2014
Currently payable
Federal	$884,743	$2,288,766	$1,399,794
State	53,015	276,519	120,377

	937,758	2,565,285	1,520,171
Deferred tax expense (benefit)	673,977	(86,251)	307,920

Income tax expense	$1,611,735	$2,479,034	$1,828,091

Differences between Income Taxes Calculated at Federal Statutory Rate and Income Tax Expense

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2016	2015	2014
Federal taxes based on statutory rate	$2,838,452	$3,423,098	$3,154,469
State income taxes, net of federal benefit	46,972	182,503	79,449
Tax-exempt investment interest	(1,133,970)	(928,246)	(1,006,536)
Other, net	(139,720)	(198,321)	(399,291)

Income tax expense	$1,611,735	$2,479,034	$1,828,091

Net Deferred Tax Assets

At December 31, 2016 and December 31, 2015, net deferred tax assets consist of the following:

	2016	2015
Deferred tax assets
Allowance for loan losses	$1,455,743	$2,414,691
Deferred compensation liability	3,375,924	3,187,914
Intangible assets	—	30,516
Unrealized loss on securities available-for-sale	6,376,702	16,544
Unrealized loss on securities transferred to HTM	—	4,216,929
Other	576,946	538,744

Total	11,785,315	10,405,338
Deferred tax liabilities
Premises and equipment	1,042,833	1,123,247
Other	107,813	116,674

Total	1,150,646	1,239,921

Net deferred tax asset	$10,634,669	$9,165,417